Average Annual Total Returns - PROFUND VP INTERNET	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones Internet CompositeSM Index OneYear		Dow Jones Internet CompositeSM Index FiveYears		Dow Jones Internet CompositeSM Index TenYears
Total	50.82%	21.81%	18.63%	May 01, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	53.51%	[1]	23.95%	[1]	20.69%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.